ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Government authorities	$ 11,890	$ 6,057
Accrued expenses	5,455	4,562
Unrecognized tax benefits	3,728	1,816
Lease liability, current	5,925
Hedging transaction liabilities	134	836
Accrued expenses and other current liabilities	$ 27,132	$ 13,271